Securities Sold Under Repurchase Agreements	12 Months Ended
Dec. 31, 2017
Securities Sold Under Repurchase Agreements
Securities Sold Under Repurchase Agreements

(8) Securities Sold Under Repurchase Agreements

The Company’s bank subsidiaries have entered into repurchase agreements with an investment banking firm and individual customers of the bank subsidiaries. The purchasers have agreed to resell to the bank subsidiaries identical securities upon the maturities of the agreements. Securities sold under repurchase agreements were mortgage‑backed securities and averaged $402,396,000 and $759,458,000 during 2017 and 2016, respectively, and the maximum amount outstanding at any month end during 2017 and 2016 was $514,616,000 and $819,155,000 respectively.

Further information related to repurchase agreements at December 31, 2017 and 2016 is set forth in the following table:

	Collateral Securities		Repurchase Borrowing
	Book Value of	Fair Value of	Balance of	Weighted Average
	Securities Sold	Securities Sold	Liability	Interest Rate
	(Dollars in Thousands)
December 31, 2017 term:
Overnight agreements	$340,054	$334,506	$242,824	0.25%
1 to 29 days	—	—	—	—
30 to 90 days	109,300	107,238	100,000	3.99
Over 90 days	11,327	11,168	10,981	0.74
Total	$460,681	$452,912	$353,805	1.32%
December 31, 2016 term:
Overnight agreements	$295,282	$292,286	$190,915	0.15%
1 to 29 days	10,250	10,148	9,863	0.50
30 to 90 days	2,315	2,317	2,300	0.33
Over 90 days	382,304	375,060	301,907	4.01
Total	$690,151	$679,811	$504,985	2.46%

The book value and fair value of securities sold includes the entire book value and fair value of securities partially or fully pledged under repurchase agreements.